As filed with the Securities and Exchange Commission on November 28, 2007

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan St.
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Jeanine M. Bajczyk
Advisors Series Trust
615 East Michigan St.
Milwaukee, WI 53202

(Name and address of agent for service)

(414) 765-6609
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2007

Date of reporting period:  September 30, 2007

Item 1. Schedules of Investments.

Al Frank Fund
SCHEDULE OF INVESTMENTS at September 30, 2007 (Unaudited)

Shares		Value
	COMMON STOCKS: 96.99%
	Advanced Industrial Equipment: 1.15%
7,000	Eaton Corp.	$693,280
45,000	Lamson & Sessions Co. (a) (c)	1,213,200
76,200	O.I. Corp.	981,075
65,000	Technology Research Corp.	237,250
		3,124,805
	Advanced Medical Devices: 0.48%
7,176	Advanced Medical Optics, Inc. (a) (c)	219,514
15,074	Utah Medical Products, Inc.	473,173
75,000	Vascular Solutions, Inc. (a)	598,500
		1,291,187
	Aerospace & Defense: 5.80%
24,100	AAR Corp. (a)	731,194
50,000	Allied Defense Group, Inc. (a) (c)	393,500
30,000	BE Aerospace, Inc. (a)	1,245,900
15,500	Boeing Co.	1,627,345
40,000	Ducommun, Inc. (a)	1,292,000
50,000	Kaman Corp. - Class A	1,728,000
125,000	LMI Aerospace, Inc. (a)	2,893,750
22,000	Lockheed Martin Corp.	2,386,780
143,750	Orbit International Corp. (a) (c)	1,335,437
15,000	Raytheon Co.	957,300
75,000	SIFCO Industries, Inc. (a)	1,185,000
		15,776,206
	Air Freight/Couriers: 0.18%
70,000	ABX Air, Inc. (a)	495,600
	Airlines: 1.58%
22,000	Air France - ADR	809,380
70,000	Airtran Holdings, Inc. (a) (c)	688,800
17,000	Alaska Air Group, Inc. (a)	392,530
95,000	Mesa Air Group, Inc. (a)	421,800
120,000	Midwest Air Group, Inc. (a)	1,974,000
		4,286,510
	Aluminum: 0.91%
33,000	Alcoa, Inc.	1,290,960
15,000	BHP Billiton Ltd. - ADR (c)	1,179,000
		2,469,960
	Automobile Manufacturers: 0.96%
15,000	Daimler AG (b) (c)	1,503,000
60,000	Ford Motor Co. (a)	509,400
16,000	General Motors Corp. (c)	587,200
		2,599,600
	Automobile Parts & Equipment: 1.00%
35,000	ArvinMeritor, Inc.	588,700
23,000	Cooper Tire & Rubber Co.	561,200
30,000	Goodyear Tire & Rubber Co. (a)	912,300
20,000	Lear Corp. (a)	642,000
		2,704,200
	Banks: 1.98%
31,019	Bank of America Corp.	1,559,325
20,000	BankAtlantic Bancorp, Inc. - Class A	173,400
102,480	BFC Financial Corp. - Class A (a)	299,242
65,000	Capstead Mortgage Corp.	668,200
22,000	Citigroup, Inc.	1,026,740
13,200	JPMorgan Chase & Co.	604,824
12,500	National City Corp. (c)	313,625
21,000	Sovereign Bancorp, Inc.	357,840
7,357	Wachovia Corp.	368,953
		5,372,149
	Broadcasting: 0.00%
3,071	Citadel Broadcasting Corp.	12,775
	Brokerages: 0.79%
7,500	Bear Stearns Companies, Inc.	921,075
20,000	Lehman Brothers Holdings, Inc.	1,234,600
		2,155,675
	Building Materials: 1.44%
17,000	Ameron International Corp.	1,798,090
16,000	Building Materials Holding Corp. (c)	169,280
100,000	Huttig Building Products, Inc. (a)	538,000
30,000	Ready Mix, Inc. (a)	368,700
440,000	Smith-Midland Corp. (a) (d)	1,034,000
		3,908,070
	Business Services: 2.03%
110,000	Edgewater Technology, Inc. (a)	958,100
151,100	HealthStream, Inc. (a)	445,745
125,000	Onvia.com, Inc. (a) (c)	1,098,750
102,000	Optimal Group, Inc. - Class A (a) (b)	550,800
220,000	Traffix, Inc.	1,458,600
45,000	ValueClick, Inc. (a)	1,010,700
		5,522,695
	Casinos & Casino Equipment: 0.24%
15,000	International Game Technology	646,500
	Chemicals, Commodity: 1.60%
15,000	Dow Chemical Co.	645,900
15,000	E.I. Du Pont de Nemours and Co.	743,400
35,000	Lyondell Chemical Co.	1,622,250
60,000	Olin Corp.	1,342,800
		4,354,350
	Chemicals, Specialty: 0.88%
25,000	Mosaic Co. (a)	1,338,000
20,000	OM Group, Inc. (a)	1,056,200
		2,394,200
	Clothing/Fabrics: 1.33%
40,000	Delta Apparel, Inc.	684,000
120,000	Hartmarx Corp. (a)	588,000
10,000	Kellwood Co.	170,500
10,000	Oxford Industries, Inc.	361,200
80,000	Quiksilver, Inc. (a)	1,144,000
240,000	Unifi, Inc. (a)	660,000
		3,607,700
	Communications Technology: 4.69%
45,000	Andrew Corp. (a)	623,250
350,000	APA Enterprises, Inc. (a)	364,000
150,000	AsiaInfo Holdings, Inc. (a)	1,359,000
57,500	Avaya, Inc. (a)	975,200
89,568	Avici Systems, Inc. (c)	954,795
65,000	Communications Systems, Inc.	682,500
30,000	Comverse Technology, Inc. (a)	594,000
198,850	deltathree, Inc. - Class A (a)	131,241
66,600	Digi International, Inc. (a)	948,384
30,000	Motorola, Inc.	555,900
120,000	Network Equipment Technologies, Inc. (a)	1,740,000
75,000	Novell, Inc. (a)	573,000
18,000	Polycom, Inc. (a)	483,480
125,000	Tellabs, Inc. (a)	1,190,000
355,000	TII Network Technologies, Inc. (a) (c)	766,800
80,000	TriQuint Semiconductor, Inc. (a)	392,800
180,000	Wireless Telecom Group, Inc. (a)	414,000
		12,748,350
	Computers/Hardware: 2.45%
15,000	Apple Inc. (a)	2,303,100
50,995	AU Optronics Corp. - ADR (c)	862,835
40,000	GTSI Corp. (a)	449,400
20,000	Hewlett Packard Co.	995,800
8,000	International Business Machines Corp.	942,400
20,000	SanDisk Corp. (a)	1,102,000
		6,655,535
	Containers & Packaging: 0.41%
80,000	American Biltrite, Inc. (a)	480,000
103,043	Rock of Ages Corp. (a)	627,532
		1,107,532
	Cosmetics/Personal Care: 0.07%
10,000	Helen of Troy Ltd. (a) (b)	193,100
	Data Storage/Disk Drives: 1.12%
80,000	Dot Hill Systems Corp. (a)	242,400
35,000	Seagate Technology (b)	895,300
75,000	Western Digital Corp. (a)	1,899,000
		3,036,700
	Electrical Components & Equipment: 0.81%
50,000	AVX Corp.	805,000
55,000	Frequency Electronics, Inc.	554,400
65,000	Vishay Intertechnology, Inc. (a)	846,950
		2,206,350
	Electronic Manufacturing Services: 0.41%
65,000	Flextronics International Ltd. (a) (b)	726,700
30,000	Nam Tai Electronics, Inc. (b)	377,400
		1,104,100
	Fiber Optic Components: 0.66%
370,000	Alliance Fiber Optic Products, Inc. (a)	695,600
45,000	Corning, Inc.	1,109,250
		1,804,850
	Financial Services, Diversified: 0.31%
40,000	H & R Block, Inc.	847,200
	Fixed Line Communications: 0.33%
20,000	Verizon Communications, Inc.	885,600
	Food Manufacturers: 0.90%
45,000	Archer-Daniels-Midland Co.	1,488,600
6,920	Kraft Foods, Inc. - Class A	238,809
43,000	Sara Lee Corp.	717,670
		2,445,079
	Footwear: 0.29%
21,000	Steven Madden, Ltd.	397,950
20,000	Timberland Co. - Class A (a)	379,200
		777,150
	Healthcare Providers: 2.87%
42,000	Aetna, Inc.	2,279,340
95,000	American Shared Hospital Services	373,350
26,667	Humana, Inc. (a)	1,863,490
60,000	Res-Care, Inc. (a)	1,370,400
61,000	United American Healthcare Corp. (a) (c)	238,510
34,667	UnitedHealth Group, Inc.	1,678,923
		7,804,013
	Home Construction: 2.21%
30,000	Beazer Homes USA, Inc. (c)	247,500
20,000	Cavco Industries, Inc. (a)	670,000
20,000	Centex Corp.	531,400
43,000	D.R. Horton, Inc.	550,830
23,000	KB Home (c)	576,380
17,000	Lennar Corp. - Class A	385,050
12,000	M.D.C. Holdings, Inc.	491,280
14,000	M/I Homes, Inc.	194,460
11,000	Meritage Homes Corp. (a) (c)	155,320
35,000	Orleans Homebuilders, Inc. (c)	204,750
40,000	Pulte Homes, Inc.	544,400
23,000	Ryland Group, Inc.	492,890
40,000	Standard Pacific Corp. (c)	219,600
28,000	Toll Brothers, Inc. (a)	559,720
30,000	WCI Communities, Inc. (a) (c)	179,700
		6,003,280
	Home Furnishings: 0.41%
32,700	Chromcraft Revington, Inc. (a)	154,017
33,896	Dixie Group, Inc. (a)	322,012
3,354	Jarden Corp. (a)	103,773
6,000	Whirlpool Corp.	534,600
		1,114,402
	Homeland Security: 0.62%
6,000	American Science and Engineering, Inc. (c)	375,960
26,650	Cogent Inc. (a) (c)	417,872
40,000	OSI Systems, Inc. (a)	900,400
		1,694,232
	House, Durables: 0.09%
76,100	Global-Tech Appliances, Inc. (a) (b)	244,281
	Industrial Services & Distributors: 1.14%
30,000	Avnet, Inc. (a)	1,195,800
75,000	Nu Horizons Electronics Corp. (a)	707,250
37,133	Spectrum Control, Inc. (a)	538,057
60,000	Trio-Tech International	653,400
		3,094,507
	Industrial, Diversified: 0.36%
35,000	McRae Industries, Inc. - Class A	467,250
44,900	P & F Industries, Inc. - Class A (a)	510,962
		978,212
	Insurance, Full Line: 0.34%
10,000	Hartford Financial Services Group, Inc.	925,500
	Insurance, Life: 0.64%
2,500	National Western Life Insurance Co. - Class A	639,900
45,000	UnumProvident Corp.	1,101,150
		1,741,050
	Insurance, Property & Casualty: 1.36%
20,000	Allstate Corp.	1,143,800
15,000	Endurance Specialty Holdings Ltd. (b)	623,250
10,500	MGIC Investment Corp. (c)	339,255
11,500	Radian Group, Inc. (c)	267,720
25,000	RTW, Inc. (a)	301,750
20,000	Travelers Companies, Inc.	1,006,800
		3,682,575
	Medical Supplies: 1.45%
25,000	Baxter International, Inc.	1,407,000
30,000	Boston Scientific Corp. (a)	418,500
36,000	McKesson Corp.	2,116,440
		3,941,940
	Oil, Equipment & Services: 2.25%
20,000	Bristow Group, Inc. (a)	874,200
45,000	Key Energy Services, Inc. (a)	765,000
34,000	Oceaneering International, Inc. (a)	2,577,200
30,000	Tidewater, Inc.	1,885,200
		6,101,600
	Oil, Exploration & Production/Drilling: 4.06%
20,000	Chesapeake Energy Corp.	705,200
35,000	GlobalSantaFe Corp. (b)	2,660,700
100,000	Grey Wolf, Inc. (a)	655,000
36,000	Nabors Industries Ltd. (a) (b)	1,107,720
13,000	Noble Energy, Inc.	910,520
19,000	Patterson-UTI Energy, Inc.	428,830
49,500	Petrohawk Energy Corp. (a)	812,790
10,000	Rowan Companies, Inc.	365,800
30,000	Transocean, Inc. (a) (b)	3,391,500
		11,038,060
	Oil, Integrated Majors: 3.66%
35,000	Anadarko Petroleum Corp.	1,881,250
11,000	Chevron Corp.	1,029,380
10,000	ConocoPhillips	877,700
10,000	Exxon Mobil Corp.	925,600
54,000	Marathon Oil Corp.	3,079,080
33,600	Occidental Petroleum Corp.	2,153,088
		9,946,098
	Oil, Refiners: 2.27%
26,150	Holly Corp.	1,564,555
37,500	Tesoro Petroleum Corp.	1,725,750
43,000	Valero Energy Corp.	2,888,740
		6,179,045
	Oil, Secondary: 0.84%
10,000	Apache Corp.	900,600
9,000	Devon Energy Corp.	748,800
12,000	Pogo Producing Co.	637,320
		2,286,720
	Oil, Transportation/Shipping: 3.48%
35,000	Dryships, Inc. (b)	3,179,750
16,000	Frontline Ltd. (b) (c)	772,480
15,000	General Maritime Corp. (b) (c)	418,650
20,000	Nordic American Tanker Shipping Ltd. (b) (c)	784,800
15,000	Overseas Shipholding Group, Inc.	1,152,450
1,714	Ship Finance International Ltd. (b) (c)	45,027
23,000	Teekay Shipping Corp. (b)	1,352,630
25,000	Tsakos Energy Navigation Ltd. (b)	1,760,250
		9,466,037
	Paper Products: 0.22%
17,000	International Paper Co.	609,790
	Pharmaceuticals: 2.92%
17,500	Abbott Laboratories	938,350
30,000	Bristol-Myers Squibb Co.	864,600
11,000	Eli Lilly & Co.	626,230
12,000	Forest Laboratories, Inc. (a)	447,480
18,500	Johnson & Johnson	1,215,450
50,000	King Pharmaceuticals, Inc. (a)	586,000
20,000	Merck & Co., Inc.	1,033,800
30,000	Mylan Laboratories, Inc.	478,800
35,000	Pfizer, Inc.	855,050
20,000	Wyeth	891,000
		7,936,760
	Pollution Control/Waste Management: 0.17%
22,000	American Ecology Corp.	466,180
	Precious Metals: 0.66%
10,720	Freeport-McMoRan Copper & Gold, Inc.	1,124,421
65,000	Stillwater Mining Co. (a)	668,850
		1,793,271
	Railroads: 2.35%
64,000	CSX Corp.	2,734,720
40,000	Norfolk Southern Corp.	2,076,400
14,000	Union Pacific Corp.	1,582,840
		6,393,960
	Real Estate Investment: 0.22%
60,000	HRPT Properties Trust	593,400
	Recreational Products: 1.14%
15,000	Brunswick Corp.	342,900
30,000	Callaway Golf Co.	480,300
25,000	Eastman Kodak Co. (c)	669,000
30,000	Nautilus, Inc. (c)	239,100
40,000	Walt Disney Co.	1,375,600
		3,106,900
	Restaurants: 0.24%
25,000	Landry's Restaurants, Inc.	661,500
	Retailers, Apparel: 1.45%
16,667	Abercrombie & Fitch Co. - Class A	1,345,027
75,000	American Eagle Outfitters, Inc.	1,973,250
20,000	AnnTaylor Stores Corp. (a)	633,400
		3,951,677
	Retailers, Broadline: 0.97%
24,000	J.C. Penney Company, Inc.	1,520,880
10,000	Nordstrom, Inc.	468,900
10,000	Target Corp.	635,700
		2,625,480
	Retailers, Specialty: 1.00%
25,756	AutoNation, Inc. (a)	456,396
16,500	Bed Bath & Beyond, Inc. (a)	562,980
29,000	Home Depot, Inc.	940,760
20,000	Jo-Ann Stores, Inc. - Class B (a)	422,000
10,000	OfficeMax, Inc.	342,700
		2,724,836
	Savings & Loans: 1.50%
23,000	Countrywide Financial Corp.	437,230
7,000	Downey Financial Corp. (c)	404,600
16,000	FirstFed Financial Corp. (a) (c)	792,800
12,000	IndyMac Bancorp, Inc. (c)	283,320
29,524	PVF Capital Corp.	456,146
48,000	Washington Mutual, Inc.	1,694,880
		4,068,976
	Semiconductor, Capital Equipment: 3.29%
130,000	Aetrium, Inc. (a)	650,000
40,000	Brooks Automation, Inc. (a)	569,600
45,000	Cohu, Inc.	843,750
70,000	Electroglas, Inc. (a)	161,000
50,000	Kulicke and Soffa Industries, Inc. (a) (c)	424,000
35,000	Lam Research Corp. (a)	1,864,100
60,000	Mattson Technology, Inc. (a)	519,000
25,000	Novellus Systems, Inc. (a)	681,500
35,976	Ultratech, Inc. (a)	498,627
41,750	Varian Semiconductor Equipment Associates, Inc. (a)	2,234,460
25,000	Veeco Instruments, Inc. (a)	484,500
		8,930,537
	Semiconductor, Graphic Chips: 1.00%
75,000	NVIDIA Corp. (a)	2,718,000
	Semiconductor, Microprocessors: 4.35%
60,000	Advanced Micro Devices, Inc. (a)	792,000
75,000	Ceva, Inc. (a)	674,250
30,000	Cypress Semiconductor Corp. (a)	876,300
140,000	Dataram Corp.	471,800
88,500	Diodes, Inc. (a) (c)	2,840,850
45,000	Exar Corp. (a)	587,700
95,000	Integrated Silicon Solutions, Inc. (a)	598,500
35,000	Intel Corp.	905,100
20,000	International Rectifier Corp. (a)	659,800
40,000	Micron Technology, Inc. (a)	444,000
40,000	National Semiconductor Corp.	1,084,800
125,000	Silicon Storage Technology, Inc. (a)	402,500
56,932	Taiwan Semiconductor Manufacturing Company Ltd. - ADR	576,152
25,000	Texas Instruments, Inc.	914,750
		11,828,502
	Semiconductor, Programmable Logic Devices: 0.90%
150,000	Applied Micro Circuits Corp. (a)	474,000
75,000	Integrated Device Technology, Inc. (a)	1,161,000
70,000	Pericom Semiconductor Corp. (a)	820,400
		2,455,400
	Software: 4.47%
140,000	ActivIdentity Corp. (a)	725,200
170,500	American Software, Inc. - Class A	1,568,600
48,800	CAM Commerce Solutions, Inc.	1,670,912
99,500	Captaris, Inc. (a)	526,355
145,000	Compuware Corp. (a)	1,162,900
25,000	Electronics for Imaging, Inc (a)	671,500
85,000	iPass, Inc. (a) (c)	357,000
100,000	Keynote Systems, Inc. (a)	1,373,000
30,000	Microsoft Corp.	883,800
90,000	NetManage, Inc. (a)	369,900
150,000	Peerless Systems Corp. (a)	307,500
70,000	RealNetworks, Inc. (a)	474,600
55,000	SonicWALL, Inc. (a)	480,150
50,000	Symantec Corp. (a)	969,000
45,000	Wayside Technology Group, Inc.	608,400
		12,148,817
	Steel: 1.55%
62,000	Ryerson, Inc.	2,091,880
20,000	United States Steel Corp.	2,118,800
		4,210,680
	Tobacco: 1.42%
90,000	Alliance One International, Inc. (a)	588,600
10,000	Altria Group, Inc.	695,300
27,000	Reynolds American, Inc. (c)	1,716,930
17,500	UST, Inc.	868,000
		3,868,830
	Toys: 1.66%
25,000	Hasbro, Inc.	697,000
20,000	JAKKS Pacific, Inc. (a)	534,200
60,000	Mattel, Inc.	1,407,600
75,000	THQ, Inc. (a)	1,873,500
		4,512,300
	Transportation Equipment: 0.78%
18,000	Navistar International Corp. (a)	1,110,600
27,000	Trinity Industries, Inc.	1,013,580
		2,124,180
	Trucking: 0.46%
15,000	Arkansas Best Corp.	489,900
28,000	YRC Worldwide, Inc. (a) (c)	764,960
		1,254,860
	Wireless Communications: 1.42%
84,000	Brightpoint, Inc. (a)	1,260,840
150,000	Kratos Defense & Security Solutions, Inc. (a) (c)	411,000
40,000	Nokia Corp. - ADR	1,517,200
34,856	Sprint Nextel Corp.	662,264
		3,851,304
	Total Common Stocks (Cost $164,755,369)	263,611,420
	WARRANTS: 0.05%
20,000	Air France ADR (a)
	Expiration 11/5/2007, Exercise Price $20.00	124,000
	(Acquired 5/5/2004, Cost $18,752)	124,000

	SHORT-TERM INVESTMENTS: 2.97%
	Money Market Funds: 2.97%
8,077,317	AIM STIT-STIC Prime Portfolio (Cost $8,077,317)	8,077,317

	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL: 7.40%
20,120,450	AIM STIT-STIC Prime Portfolio (Cost $20,120,450)	20,120,450

	Total Investments in Securities (Cost $192,971,888): 107.41%	291,933,187
	Liabilities in Excess of Other Assets: (7.41)%	(20,140,036)
	Net Assets: 100.00%	$271,793,151

ADR - American Depositary Receipt
(a) Non-income producing security.
(b) U.S. traded security of a foreign issuer.
(c) All or a portion of this security is on loan. Total loaned securities had a market value of $19,625,014 at September 30, 2007.
(d) Affiliated Company; the Fund owns 5% or more of the outstanding voting securities of the issuer.
The activity for investments in common stocks of affiliates is as follows:

Smith-Midland Corp.
Beginning Shares	440,000
Beginning Cost	$ 454,448
Purchase Cost	—
Sales Cost	—
Ending Cost	$ 454,448
Ending Shares	440,000
Dividend Income	$ —
Net Realized Gain/(Loss)	$ —

The cost basis of investments for federal income tax purposes at September 30, 2007 was as follows*:

Cost of investments	$193,119,427
Gross unrealized appreciation	$115,641,694
Gross unrealized depreciation	(16,827,934)
Net unrealized appreciation	$98,813,760

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual or semi-annual report.

Al Frank Dividend Value Fund
SCHEDULE OF INVESTMENTS at September 30, 2007 (Unaudited)

	COMMON STOCKS: 97.40%
Shares		Value
	Advanced Industrial Equipment: 0.94%
1,800	Eaton Corp.	$178,272
7,334	Insteel Industries, Inc.	112,577
		290,849
	Advanced Medical Devices: 0.40%
2,200	Medtronic, Inc.	124,102
	Aerospace & Defense: 2.10%
2,300	Boeing Co.	241,477
5,500	Kaman Corp. - Class A	190,080
2,000	Lockheed Martin Corp.	216,980
		648,537
	Air Freight/Couriers: 0.34%
1,400	United Parcel Service, Inc. - Class B	105,140
	Airlines: 0.53%
6,500	SkyWest, Inc.	163,605
	Aluminum: 1.31%
4,500	Alcoa, Inc.	176,040
2,900	BHP Billiton Ltd. - ADR	227,940
		403,980
	Automobile Manufacturers: 1.45%
4,500	General Motors Corp.	165,150
6,300	Tata Motors Ltd - ADR	120,582
1,400	Toyota Motor Corp. - ADR (a)	163,604
		449,336
	Automobile Parts & Equipment: 1.24%
9,000	ArvinMeritor, Inc.	151,380
5,500	Cooper Tire & Rubber Co.	134,200
4,500	Superior Industries International, Inc	97,605
		383,185
	Banks: 3.75%
5,504	Bank of America Corp.	276,686
15,000	Capstead Mortgage Corp.	154,200
3,200	Citigroup, Inc.	149,344
6,400	Citizens Republic Bancorp, Inc.	103,104
3,000	Fifth Third Bancorp	101,640
3,700	JPMorgan Chase & Co.	169,534
4,000	National City Corp.	100,360
2,100	Wachovia Corp.	105,315
		1,160,183
	Broadcasting: 0.00%
383	Citadel Broadcasting Corp.	1,593
	Brokerages: 2.35%
1,150	Goldman Sachs Group, Inc.	249,251
2,800	Lehman Brothers Holdings, Inc.	172,844
2,500	Merrill Lynch & Co., Inc.	178,200
2,000	Morgan Stanley	126,000
		726,295
	Building Materials: 1.30%
2,500	Ameron International Corp.	264,425
3,000	Building Materials Holding Corp.	31,740
3,000	Eagle Materials, Inc.	107,220
		403,385
	Business Services: 1.38%
1,988	Fidelity National Information Services, Inc.	88,208
165	Idearc, Inc.	5,192
13,000	IKON Office Solutions, Inc.	167,050
25,000	Traffix, Inc.	165,750
		426,200
	Casinos & Casino Equipment: 1.15%
1,625	Harrah's Entertainment, Inc.	141,261
5,000	International Game Technology	215,500
		356,761
	Chemicals, Commodity: 1.93%
2,700	Dow Chemical Co.	116,262
2,700	E.I. Du Pont de Nemours and Co.	133,812
4,500	Lyondell Chemical Co.	208,575
6,000	Olin Corp.	134,280
403	Tronox, Inc. - Class B	3,639
		596,568
	Chemicals, Specialty: 0.13%
17,000	Wellman, Inc.	40,800
	Clothing/Fabrics: 1.06%
10,600	Delta Apparel, Inc.	181,260
4,000	Kellwood Co.	68,200
4,000	Kenneth Cole Productions, Inc.	77,480
		326,940
	Coal: 0.54%
4,300	Fording Canadian Coal Trust (b)	166,754
	Communications Technology: 2.12%
7,000	ADTRAN, Inc.	161,210
6,900	Applied Signal Technology, Inc.	93,288
8,000	Motorola, Inc.	148,240
3,300	QUALCOMM, Inc.	139,458
7,500	United Online, Inc.	112,575
		654,771
	Computers/Hardware: 2.08%
11,221	AU Optronics Corp. - ADR	189,859
6,000	Hewlett Packard Co.	298,740
1,300	International Business Machines Corp.	153,140
		641,739
	Consumer Services: 0.36%
6,000	Time Warner, Inc.	110,160
	Credit Cards: 0.07%
1,000	Discover Financial Services (a)	20,800
	Data Storage/Disk Drives: 0.51%
6,200	Seagate Technology (b)	158,596
	Distillers & Brewers: 0.39%
2,400	Anheuser-Busch Companies, Inc.	119,976
	Electric & Gas: 0.30%
5,000	Duke Energy Corp.	93,450
	Electrical Components & Equipment: 0.93%
9,700	AVX Corp.	156,170
13,000	Frequency Electronics, Inc.	131,040
		287,210
	Electronic Manufacturing Services: 0.56%
4,400	Jabil Circuit, Inc.	100,496
5,700	Nam Tai Electronics, Inc. (b)	71,706
		172,202
	Financial Services, Diversified: 0.79%
2,300	Fannie Mae	139,863
5,000	H & R Block, Inc.	105,900
		245,763
	Fixed Line Communications: 1.57%
8,000	AT&T, Inc.	338,480
3,300	Verizon Communications, Inc.	146,124
		484,604
	Food Manufacturers: 1.10%
6,000	Archer-Daniels-Midland Co.	198,480
1,159	Kraft Foods, Inc. - Class A	39,997
6,000	Sara Lee Corp.	100,140
		338,617
	Footwear: 0.46%
2,400	Nike, Inc. - Class B	140,784
	Heavy Machinery: 2.10%
2,600	Caterpillar, Inc.	203,918
1,000	Deere & Co.	148,420
2,675	Ingersoll-Rand Company Ltd. - Class A (b)	145,707
3,000	Joy Global, Inc.	152,580
		650,625
	Home Construction: 1.26%
2,500	Beazer Homes USA, Inc.	20,625
4,400	D.R. Horton, Inc.	56,364
1,900	KB Home	47,614
2,700	Lennar Corp. - Class A	61,155
1,950	M.D.C. Holdings, Inc.	79,833
7,000	Orleans Homebuilders, Inc.	40,950
3,000	Pulte Homes, Inc.	40,830
1,900	Ryland Group, Inc.	40,717
		388,088
	Home Furnishings: 0.55%
3,200	National Presto Industries, Inc.	169,600
	Homeland Security: 0.39%
1,925	American Science and Engineering, Inc.	120,620
	House, Durable: 0.91%
1,585	Fortune Brands, Inc.	129,162
5,300	Newell Rubbermaid, Inc.	152,746
		281,908
	House, Non-Durable: 0.87%
2,200	Colgate-Palmolive Co.	156,904
1,585	Procter & Gamble Co.	111,489
		268,393
	Industrial, Diversified: 0.86%
1,500	3M Co.	140,370
3,000	General Electric Co.	124,200
		264,570
	Insurance, Full Line: 1.55%
3,000	Chubb Corp.	160,920
1,800	Hartford Financial Services Group, Inc.	166,590
2,500	MBIA, Inc.	152,625
		480,135
	Insurance, Life: 0.51%
6,500	UnumProvident Corp.	159,055
	Insurance, Property & Casualty: 2.97%
2,400	Allstate Corp.	137,256
5,850	American Financial Group, Inc.	166,842
3,300	Endurance Specialty Holdings Ltd (b)	137,115
4,523	Fidelity National Title Group, Inc. - Class A	79,062
2,000	MGIC Investment Corp.	64,620
3,300	Travelers Companies, Inc.	166,122
5,625	W.R. Berkley Corp.	166,669
		917,686
	Medical Supplies: 1.40%
3,500	Baxter International, Inc.	196,980
4,000	McKesson Corp.	235,160
		432,140
	Oil, Equipment & Services: 0.98%
2,950	Halliburton Co.	113,280
3,000	Tidewater, Inc.	188,520
		301,800
	Oil, Exploration & Production/Drilling: 1.44%
3,500	Chesapeake Energy Corp.	123,410
3,000	Noble Energy, Inc.	210,120
3,050	Rowan Companies, Inc.	111,569
		445,099
	Oil, Integrated Majors: 4.05%
3,400	Anadarko Petroleum Corp.	182,750
2,200	Chevron Corp.	205,876
2,800	ConocoPhillips	245,756
2,400	Exxon Mobil Corp.	222,144
6,944	Marathon Oil Corp.	395,947
		1,252,473
	Oil, Refiners: 1.17%
5,400	Valero Energy Corp.	362,772
	Oil, Secondary: 2.82%
2,400	Apache Corp.	216,144
2,000	Ashland, Inc.	120,420
3,100	Devon Energy Corp.	257,920
2,100	Hess Corp.	139,713
2,600	Pogo Producing Co.	138,086
		872,283
	Oil, Transportation/Shipping: 4.85%
4,640	Dryships, Inc. (b)	421,544
2,500	Frontline Ltd. (b)	120,700
3,300	General Maritime Corp. (b)	92,103
3,200	Nordic American Tanker Shipping Ltd. (b)	125,568
2,000	Overseas Shipholding Group, Inc.	153,660
5,642	Ship Finance International Ltd. (b)	148,215
3,250	Teekay Shipping Corp. (b)	191,133
3,500	Tsakos Energy Navigation Ltd. (b)	246,435
		1,499,358
	Paper Products: 0.41%
3,500	International Paper Co.	125,545
	Pharmaceuticals: 4.11%
2,800	Abbott Laboratories	150,136
5,050	Bristol-Myers Squibb Co.	145,541
2,500	Eli Lilly & Co.	142,325
2,300	GlaxoSmithKline plc - ADR	122,360
1,900	Johnson & Johnson	124,830
3,900	Merck & Co., Inc.	201,591
2,500	Novartis AG - ADR	137,400
5,000	Pfizer, Inc.	122,150
2,800	Wyeth	124,740
		1,271,073
	Pollution Control/Waste Management: 0.89%
8,000	American Ecology Corp.	169,520
2,800	Waste Management, Inc.	105,672
		275,192
	Precious Metals: 0.98%
1,800	Freeport-McMoRan Copper & Gold, Inc.	188,802
3,700	Goldcorp, Inc. (b)	113,072
		301,874
	Railroads: 2.79%
2,500	Burlington Northern Santa Fe Corp.	202,925
6,400	CSX Corp.	273,472
3,500	Norfolk Southern Corp.	181,685
1,800	Union Pacific Corp.	203,508
		861,590
	Recreational Products: 2.13%
3,300	Brunswick Corp.	75,438
9,000	Callaway Golf Co.	144,090
4,000	Eastman Kodak Co.	107,040
2,100	Harley-Davidson, Inc.	97,041
8,000	Nautilus, Inc.	63,760
5,000	Walt Disney Co.	171,950
		659,319
	Restaurants: 0.65%
3,700	McDonald's Corp.	201,539
	Retailers, Apparel: 2.26%
2,000	Abercrombie & Fitch Co. - Class A	161,400
9,000	American Eagle Outfitters, Inc.	236,790
4,500	Deb Shops, Inc.	121,005
5,500	Gap Inc.	101,420
4,300	Talbots, Inc.	77,400
		698,015
	Retailers, Broadline: 2.15%
4,100	Family Dollar Stores, Inc.	108,896
2,600	J.C. Penney Company, Inc.	164,762
4,000	Nordstrom, Inc.	187,560
1,700	Target Corp.	108,069
2,170	Wal-Mart Stores, Inc.	94,721
		664,008
	Retailers, Specialty: 1.61%
3,750	Best Buy Co., Inc.	172,575
4,250	Circuit City Stores, Inc.	33,617
3,500	Home Depot, Inc.	113,540
1,950	OfficeMax, Inc.	66,827
3,400	Williams-Sonoma, Inc.	110,908
		497,467
	Savings & Loans: 1.14%
3,800	Countrywide Financial Corp.	72,238
1,600	Downey Financial Corp.	92,480
3,400	IndyMac Bancorp, Inc.	80,274
3,000	Washington Mutual, Inc.	105,930
		350,922
	Semiconductor, Capital Equipment: 1.85%
8,500	Applied Materials, Inc.	175,950
5,000	Cognex Corp.	88,800
7,500	Cohu, Inc.	140,625
3,000	KLA-Tencor Corp.	167,340
		572,715
	Semiconductor, Microprocessors: 2.67%
3,200	Analog Devices, Inc.	115,712
21,000	Dataram Corp.	70,770
5,600	Intel Corp.	144,816
7,100	National Semiconductor Corp.	192,552
10,868	Taiwan Semiconductor Manufacturing Company Ltd. - ADR	109,984
5,200	Texas Instruments, Inc.	190,268
		824,102
	Semiconductor, Programmable Logic Devices: 0.68%
3,000	Maxim Integrated Products, Inc.	88,050
4,700	Xilinx, Inc.	122,858
		210,908
	Soft Drinks: 0.56%
3,000	Coca-Cola Co.	172,410
	Software: 1.55%
23,000	American Software, Inc. - Class A	211,600
5,000	Microsoft Corp.	147,300
9,000	Wayside Technology Group, Inc.	121,680
		480,580
	Steel: 3.49%
4,000	Nucor Corp.	237,880
10,000	Ryerson, Inc.	337,400
5,000	Timken Co.	185,750
3,000	United States Steel Corp.	317,820
		1,078,850
	Tobacco: 0.86%
1,675	Altria Group, Inc.	116,463
3,000	UST, Inc.	148,800
		265,263
	Toys: 0.61%
8,000	Mattel, Inc.	187,680
	Transportation Equipment: 2.31%
2,300	Cummins, Inc.	294,147
2,800	Ryder System, Inc.	137,200
7,500	Trinity Industries, Inc.	281,550
		712,897
	Trucking: 0.85%
3,500	Arkansas Best Corp.	114,310
5,600	J.B. Hunt Transport Services, Inc.	147,280
		261,590
	Wireless Communications: 1.03%
8,400	Nokia Corp. - ADR	318,612
	Total Common Stocks (Cost $22,967,238)	30,101,641

	SHORT-TERM INVESTMENTS: 2.65%
	Money Market Funds: 2.65%
817,782	AIM STIT-STIC Prime Portfolio	817,782
	Total Short-Term Investments (Cost $817,782)	817,782

	Total Investments in Securities (Cost $23,785,020): 100.05%	30,919,423
	Liabilities in Excess of Other Assets: (0.05)%	(15,142)
	Net Assets: 100.00%	$30,904,281

ADR - American Depositary Receipt
(a) Non-income producing security.
(b) U.S. traded security of a foreign issuer.

The cost basis of investments for federal income tax purposes at September 30, 2007 was as follows*:

Cost of investments	$23,785,020
Gross unrealized appreciation	$8,872,171
Gross unrealized depreciation	(1,737,768)
Net unrealized appreciation	$7,134,403

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual or semi-annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s Chairman/Chief Executive Officer and President and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Advisors Series Trust

By (Signature and Title)*   /s/ Joe D. Redwine
Joe D. Redwine, Chairman

Date   11/16/2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ Joe D. Redwine
Joe D. Redwine, Chairman

Date   11/16/2007

By (Signature and Title)*   /s/ Douglas G. Hess
Douglas G. Hess, President & Treasurer

Date   11/15/2007

* Print the name and title of each signing officer under his or her signature.